Intangible Assets, Net (Details) - Schedule of Intangible Assets	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Line Items]
Total Cost	¥ 157,225,338	$ 22,160,019	¥ 157,225,338
Less: Accumulated Amortization	(85,980,002)	(12,118,393)	(79,168,546)
Intangible Assets, net	71,245,336	10,041,626	78,056,792
Patents [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	79,608,000	11,220,296	79,608,000
Licenses, Software and Laboratory Information System [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	10,435,478	1,470,821	10,435,478
Land Use Rights [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	¥ 67,181,860	$ 9,468,902	¥ 67,181,860